SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments Held in Trust Account (Details)	7 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment maturity term	185 days